Additional Information-Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2025
Additional Information-Parent Company Only Condensed Financial Information
Schedule of Condensed balance sheets of So-Young International Inc.

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
			Note 2(e)
Assets
Current assets:
Cash and cash equivalents	22,732	15,364	2,197
Amounts due from Group companies	1,894,656	1,828,924	261,533
Prepayment and other current assets	3,918	3,120	446
Total current assets	1,921,306	1,847,408	264,176
Non-current assets:
Other non - current assets	—	307	44
Total non-current assets	—	307	44
Total assets	1,921,306	1,847,715	264,220

Liabilities
Current liabilities:
Amounts due to VIE companies	27,518	27,922	3,993
Amounts due to Group companies	25,866	31,422	4,493
Accrued expenses and other current liabilities	1,204	2,632	377
Total current liabilities	54,588	61,976	8,863
Non-current liabilities:
Investment deficit of subsidiaries and VIEs	27,597	232,424	33,236
Total non-current liabilities	27,597	232,424	33,236
Total liabilities	82,185	294,400	42,099

Shareholders’ deficit
Treasury stock	(376,690)	(391,944)	(56,047)
Class A ordinary shares (US$0.0005 par value; 750,000,000 shares authorized as of December 31, 2024 and December 31, 2025; 77,897,969 and 65,659,510 shares issued and outstanding as of December 31, 2024; 79,016,808 and 65,089,482 shares issued and outstanding as of December 31, 2025, respectively)	253	257	37
Class B ordinary shares (US$0.0005 par value; 20,000,000 shares authorized as of December 31, 2024 and December 31, 2025; 12,000,000 shares issued and outstanding as of December 31, 2024 and December 31, 2025)	37	37	5
Additional paid-in capital	3,069,799	3,059,764	437,540
Statutory reserves	40,552	46,448	6,642
Accumulated deficit	(926,390)	(1,174,587)	(167,964)
Accumulated other comprehensive income	31,560	13,340	1,908
Total shareholders’ equity	1,839,121	1,553,315	222,121
Total liabilities and shareholders’ equity	1,921,306	1,847,715	264,220

Schedule of Condensed statements of comprehensive (loss)/income of So-Young International Inc.

	For the Year Ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
				Note 2(e)
Operating expenses:
General and administrative expenses	(8,786)	(5,649)	(7,297)	(1,043)
Loss from operations	(8,786)	(5,649)	(7,297)	(1,043)
Share of income/(loss) of subsidiaries and VIEs	17,230	(596,115)	(234,768)	(33,571)
Income/(Loss) from non-operations	12,836	12,237	(236)	(35)
Net income/(loss)	21,280	(589,527)	(242,301)	(34,649)

Net income/(loss)	21,280	(589,527)	(242,301)	(34,649)
Other comprehensive income/(loss):
Foreign currency translation adjustment	14,078	13,375	(18,220)	(2,605)
Total comprehensive income/(loss)	35,358	(576,152)	(260,521)	(37,254)

Schedule of Condensed statements of cash flows of So-Young International Inc.

	For the Year Ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
				Note 2(e)
Cash flows from operating activities:
Net cash used in operating activities	(7,914)	(20,867)	(4,997)	(715)

Cash flows from investing activities:
Purchase of short-term investments and term deposits	(491,162)	—	(28,576)	(4,086)
Proceeds from maturities of short-term investments and term deposits	411,184	285,025	28,412	4,063
Loans to Group companies	(178,985)	(244,570)	(53,138)	(7,599)
Repayments from Group companies	237,747	31,499	77,791	11,124
Net cash (used in)/provided by investing activities	(21,216)	71,954	24,489	3,502

Cash flows from financing activities:
Net cash used in financing activities	(125,426)	(61,512)	(27,754)	(3,969)

Effect of exchange rate changes on cash and cash equivalents	19,684	24,929	894	128
Net (decrease)/increase in cash and cash equivalents	(134,872)	14,504	(7,368)	(1,054)
Cash and cash equivalents at beginning of year	143,100	8,228	22,732	3,251
Cash and cash equivalents at end of year	8,228	22,732	15,364	2,197